Intangible Assets - Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	¥ 1,922,854
Impairment losses	0		¥ 0
Amortization	225,740	$ 32,608	201,420	¥ 109,913
Intangible assets and goodwill ending balance	1,754,119	253,383	1,922,854
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	212,636
Intangible assets and goodwill ending balance	212,636	30,715	212,636
Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	1,000,836
Intangible assets and goodwill ending balance	1,025,522	148,137	1,000,836
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	539,571
Intangible assets and goodwill ending balance	346,150	50,002	539,571
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	169,811
Intangible assets and goodwill ending balance	169,811	$ 24,529	169,811
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	2,503,612		2,299,341
Addition	174,282		204,271
Intangible assets and goodwill ending balance	2,677,894		2,503,612	2,299,341
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	218,311		218,311
Intangible assets and goodwill ending balance	218,311		218,311	218,311
Cost [member] | Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	1,544,789		1,427,160
Transfer	297,527		117,629
Intangible assets and goodwill ending balance	1,842,316		1,544,789	1,427,160
Cost [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	570,701		484,059
Addition	174,282		204,271
Transfer	(297,527)		(117,629)
Intangible assets and goodwill ending balance	447,456		570,701	484,059
Cost [member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	169,811		169,811
Intangible assets and goodwill ending balance	169,811		169,811	169,811
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(422,928)		(221,508)
Amortization	225,740		201,420
Intangible assets and goodwill ending balance	(648,668)		(422,928)	(221,508)
Accumulated amortization [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(5,675)		(5,675)
Intangible assets and goodwill ending balance	(5,675)		(5,675)	(5,675)
Accumulated amortization [member] | Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(417,253)		(215,833)
Amortization	225,740		201,420
Intangible assets and goodwill ending balance	(642,993)		(417,253)	(215,833)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(157,830)		(126,700)
Impairment losses	(117,277)		(31,130)
Intangible assets and goodwill ending balance	(275,107)		(157,830)	(126,700)
Accumulated impairment [member] | Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(126,700)		(126,700)
Impairment losses	(47,101)
Intangible assets and goodwill ending balance	(173,801)		(126,700)	¥ (126,700)
Accumulated impairment [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(31,130)
Impairment losses	(70,176)		(31,130)
Intangible assets and goodwill ending balance	¥ (101,306)		¥ (31,130)